Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2012
Commitments and Contingencies (Textuals) [Abstract]
Duration of bonds	20 years
Cuyahoga County and the Cleveland Cuyahoga County Port Authority [Member]
Guarantor Obligations [Line Items]
Repayment Guarantee of taxable development revenue bond	4,400